Business combinations	12 Months Ended
Dec. 31, 2025
Business combinations
Business combinations

3.            Business combinations

Acquisition of Hupu in 2025

On January 26, 2025, the Group entered into a definitive agreement to acquire 100% of equity interest of Shanghai Kuanghui for a total cash consideration of RMB500.0 million (approximately US$68,730,000).

Shanghai Kuanghui and its subsidiaries mainly focus on the operation of Hupu, which is a sports media and data platform in the PRC. The Group believes that the acquisition will enhance the Group’s long-term value by leveraging Xunlei’s user base and content transmission technology to monetize Hupu’s premium sports content and engaged community, while expanding Xunlei’s content ecosystem and diversifying revenue beyond its core content transmission business.

3.            Business combinations (Continued)

Acquisition of Hupu in 2025 (Continued)

On May 31, 2025 (the “Acquisition Date”), the acquisition was completed. From the Acquisition Date, the financial results of Shanghai Kuanghui have been included in the Company’s consolidated financial statements.

The total consideration comprised (i) cash consideration of RMB400.0 million payable at closing, and (ii) deferred cash consideration of RMB100.0 million in nominal value, payable in two installments after closing: RMB80.0 million on the first anniversary of the closing date, and RMB20.0 million on the second anniversary of the closing date. The following table summarizes the fair value of the consideration transferred as of the Acquisition Date:

(In thousands)
Cash consideration paid at closing	55,876
Fair value of deferred consideration	12,854
Total consideration transferred	68,730

The deferred consideration is not subject to interest. The Acquisition Date fair value of the deferred consideration was estimated using the present value of expected future payments at a discount rate of 2.5%.

The deferred consideration is subject to a post-closing adjustment based on the net working capital of Shanghai Kuanghui as of the Acquisition Date. As of December 31, 2025, the carrying amount of the deferred consideration was US$12,598,000, of which US$9,850,000 was classified in the current portion and US$2,748,000 in the non-current portion of “Accrued expenses and other payables” (Note 15).

The following table summarizes the allocation of the consideration to the estimated fair values of assets acquired and liabilities assumed as of the Acquisition Date:

(In thousands)
Net assets acquired (including the cash acquired of US$3,742,000)	6,044
Intangible assets (Note 12):
- Customer relationships	17,379
- Brand name	10,016
- Technology	2,277
Deferred tax liabilities	(5,440)
Goodwill (Note 13)	38,454
Total purchase price	68,730

The Group used the multi-period excess earnings method to estimate the fair value of acquired customer relationships, which was determined as the present value of the excess earnings attributable to the asset at a discount rate of 19.5%. For the acquired brand name and technology, the relief-from-royalty method was applied, using royalty rates of 5.0% and 3.0%, respectively, and the fair values were estimated as the present value of the after-tax royalty savings at discount rates of 19.5%. Other key assumptions included forecasted revenue growth rates ranging from 2.0% to 6.8% and a customer attrition rate of approximately 10.0%.

Goodwill is calculated as the excess of the purchase price over the fair value of the identifiable net assets acquired. The goodwill of US$38,454,000 was assigned to the Hupu reportable segment and is primarily attributable to expected synergies from the assembled workforce and the anticipated benefits of post-acquisition business cooperation with Xunlei. Goodwill is not expected to be deductible for income tax purposes.

3.            Business combinations (Continued)

Acquisition of Hupu in 2025 (Continued)

Direct acquisition-related costs were immaterial and expensed as incurred within “General and administrative expenses” in the consolidated statements of comprehensive income for the year ended December 31, 2025.

Pro forma revenue data and pro forma earnings data were not disclosed because the impact was immaterial.

Acquisition of Billionaire Pte. Ltd. (“Billionaire”) in 2024

In April 2024, the Group acquired 55% of equity interest of Billionaire for a total consideration of USD2,156,000.

Billionaire engages primarily in the development and operation of overseas live streaming platforms in the overseas market. The purpose of this acquisition is mainly to acquire Billionaire’s technology and the assembled workforce to further enhance the Group’s overseas audio live streaming business.

Upon the acquisition, Billionaire was accounted for as a business combination and represents a consolidated subsidiary of the Company. The following table summarizes the estimated fair values of assets acquired and liabilities assumed at the date of acquisition:

(In thousands)
Fair value of total consideration transferred:
Cash consideration	2,156
Recognized amounts of identifiable assets acquired and liability assumed:
Current assets	1,424
Intangible assets (Note 12)	3,869
Current liabilities	(841)
Deferred tax liabilities	(658)
Non-controlling interests	(1,638)
Total identifiable net assets acquired, net of non-controlling interests	2,156

Pro forma revenue data and pro forma earnings data were not disclosed because the impact was immaterial.